Summary of Significant Accounting Policies (Changes in the Liability for Generation AROs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Overview and Summary of Significant Accounting Policies [Abstract]
Balance at January 1	$ 24.4	$ 23.9
Accretion expense	0.9	0.8
Additions	3.6
Settlements	(2.0)	(0.3)
Balance at December 31	$ 26.9	$ 24.4